As filed with the Securities and Exchange Commission on November 7, 2023

Securities Act Registration No. 333-234544

Investment Company Act Registration No. 811-23439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 109	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 111	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center 1209 Orange St. Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDX DYNAMIC INNOVATION ETF

IDX DYNAMIC FIXED INCOME ETF

PROSPECTUS

November 7, 2023

This prospectus describes the IDX Dynamic Innovation ETF and the IDX Dynamic Fixed Income ETF (each a “Fund” and collectively, the “Funds”) each of which is authorized to offer one class of shares by this prospectus.

Fund	Ticker	Principal U.S. Listing Exchange
IDX Dynamic Innovation ETF	DYNI	NASDAQ Stock Market®
IDX Dynamic Fixed Income ETF	DYFI	NASDAQ Stock Market®

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – IDX DYNAMIC INNOVATION ETF

Investment Objective

The IDX Dynamic Innovation ETF’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.75%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.30%
Total Annual Fund Operating Expenses	1.05%

(1)	Under the Investment Advisory Agreement, IDX Advisors, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
IDX Dynamic Innovation ETF	$107	$334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund utilizes a “fund of funds” structure to invest in theme-based equity exchange traded funds (“ETFs” or “underlying funds”). The Fund generally intends to be fully invested in equity ETFs. The Fund focuses its research primarily on identifying emerging, innovative and disruptive themes that have a large market demand or “addressable market.” The Fund rotates among themes with large addressable markets which may range from nascent technologies to those on the cusp of widespread adoption and buys securities of ETFs investing in those themes.

The Fund considers emerging, innovative and disruptive themes to be those technologies that represent a pioneering advancement or novel method, process or product that has the potential to materially improve a large addressable market demand which is generally considered to be at least 100 million people. Emerging technologies are, by definition, early-stage and therefore have the potential for large growth in market price for companies that develop the technologies. While there is no guarantee that the ETFs selected by the Adviser will represent themes that ultimately demonstrate large growth potential, the objective is to identify a universe of eligible ETFs that could reasonably represent a theme whose ultimate impact could result in a material growth investment opportunity.

Within the eligible universe of ETFs, the Adviser uses a rules-based, quantitative process to rotate among themes by measuring the momentum and volatility of each ETF in order to select those for investment by the Fund, and to determine the appropriate allocation to each ETF. The ETFs with the strongest momentum are selected and then weighted in inverse proportion to their historical volatility.

As seen from past disruptive technologies, the broader market often does not initially price a theme appropriately, or even for several years, as the market’s response to the theme is often underestimated because the technology used is new or developing and is underappreciated in the market based on the Adviser’s research. Disruptors must continually reinvest in their future and expand their reach as they grow and these moves are hard for markets to accurately price, resulting in the potential for appreciation.

2

The Fund seeks to identify an eligible universe of approximately 10-20 theme-based ETFs to implement its strategic asset allocation and sector views by evaluating and weighing such factors as the respective ETF’s:

●	underlying index and portfolio holdings,
●	portfolio volatility,
●	portfolio weighting methodologies,
●	geography, sector and theme exposures,
●	liquidity profiles, and
●	tracking error.

The Fund’s -Adviser generally selects three to five ETFs weekly from its investment universe, but may select more. This universe would generally include 10-20 ETFs that provide exposure to “Innovation” themes such as: “Artificial Intelligence”, “Blockchain”, or “Robotics” as well as “Defensive” ETFs such as “Value” or “Low Volatility”. The eligible universe is evaluated for size and liquidity as well as thematic suitability.

Each week the ETFs within the universe are evaluated according to their momentum over recent periods as well as their volatility. The 3-5 ETFs with the strongest momentum score are selected and then weighted inversely to their volatility, that is ETFs with a lower volatility as determined by the Adviser will receive a higher allocation. The weighting is designed to ensure the more volatile ETFs get a lower weight while less volatile ETFs get a relatively higher weight. The Adviser will generally adjust the Fund’s asset class allocations weekly in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The Adviser may also allow the relative weighting of the Fund’s ETFs to vary in response to market conditions and may from time to time make tactical increases or decreases to the portfolio’s investment allocations in particular ETFs based on a broad range of market and economic trends and quantitative factors.

While the Adviser manages the Fund by seeking investments in equity ETFs with emerging, innovative and disruptive themes, the Adviser will also seek to manage the Fund’s volatility within these themes by giving more weight to those ETFs that have demonstrated lower volatility in the past. In this way, the Fund’s portfolio construction process is designed to manage volatility. In the selection of ETFs, since the universe of eligible ETFs comprise both “Innovation” and “Defensive” themes, when conditions are not favorable for investment in “Innovation” themed ETFs, the Adviser may select from among more defensive ETFs (such as “Value” or “Low Volatility”). Once selected, the ETFs are weighted according to their volatility. ETFs that have demonstrated lower volatility will get a higher allocation. This rebalancing process is then updated at least every week (but could be more or less frequent as determined by the Adviser). This is a high turnover strategy and average annual turnover is expected to be approximately 300% per year. The strategy is intended to result in lower volatility of the Fund’s portfolio’s net asset value under negative market conditions. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns, although this is not expected to be a primary source of risk management.

3

While the Fund will not invest more than 50% of its total assets in any one underlying ETF, the Fund may have significant exposure to one or more asset classes depending on market conditions. The Fund reserves the right to change the Fund’s allocation among the ETFs, and to invest in other funds not currently among the underlying ETFs, from time to time without notice to investors.

The Fund expects to typically rebalance its portfolio at least weekly but may do so at more or less frequent intervals if it deems appropriate. Given the longer-term nature of thematic development, an automatic weekly rebalancing policy could be counterproductive to the Fund’s objective to seek capital appreciation. Accordingly, the Adviser may rebalance the Fund’s portfolio on other than a weekly basis depending on the Adviser’s assessment of thematic developments, in pursuit of the Fund’s investment objective.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds’ Investments”.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs. The underlying ETFs may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs will achieve their respective investment goals. Because the Fund invests in ETFs, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs.

The Fund is exposed to the risks of the underlying ETFs in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the Sub-Adviser’s skill in selecting an optimal mix of underlying funds.

Management Risk: In managing the Fund’s portfolio, the Adviser engages a Sub-Adviser to make investment decisions for a portion of or the entire portfolio. There is a risk that the Sub-Adviser may be unsuccessful in achieving superior investment returns.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide.

4

Risks of Underlying Funds: The underlying ETFs or funds in which the Fund may invest may be subject to the following principal risks.

●	Blockchain Investments Risk. An investment in companies actively engaged in blockchain technology may be subject to the following risks:

●  The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

●  Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

●  Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

●  Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open-source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

●  Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

●  Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

5

●  Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

●  Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

●  Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

●  Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

●  Line of business risk. Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

●	Robotics & Artificial Intelligence Risk. Companies involved in, or exposed to, robotics and artificial intelligence related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize robotics and artificial intelligence. Further, many companies involved in, or exposed to, robotics and artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in robotics and artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related information privacy and data protection, may have an impact on a company’s products or services. Robotics and artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Robotics and artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

6

●Equity Securities Risk. An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

●Large-Cap Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●Mid-Cap Risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources and may be dependent upon a particular niche of the market.

●Preferred Stock Risk. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

●Small-Cap Risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

●Industry and Sector Risk. A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund.

7

■	Information Technology Companies Risk. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

■	Internet Companies Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

■	Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

●Foreign Securities Risk. Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

●Depositary Receipts Risk. Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

8

●Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of its ETF structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

9

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Model and Data Risk. Due to the quantitative nature of the Fund’s investments and strategies, the Adviser heavily relies on quantitative models and external information (“Models and Data”). These Models and Data are essential for managing risks and determining the Fund’s investment allocations.

However, if the Models and Data are inaccurate or incomplete, possibly due to outdated, missing, or unavailable data, decisions made based on them can expose the Fund to potential risks. Similarly, reliance on flawed Models and Data for hedging can lead to unsuccessful outcomes. Some predictive models used by the Adviser for the Fund entail inherent risks, as their accuracy hinges on historical data provided by third parties. The Fund faces the risk that these models might not successfully guide investment selection or determine position weights to achieve its investment goals.

Accurate data inputs are crucial for all models. Even a well-constructed model will yield incorrect information if fed with inaccurate data. Furthermore, “model prices” often deviate significantly from market prices, particularly for complex instruments like derivatives.

The Fund’s success depends on realistic assumptions underlying the models, which must either hold true in the future or be adjusted for evolving market conditions. Inaccurate or outdated assumptions, if not corrected promptly, can lead to missed profitable signals and substantial losses.

10

The Adviser holds the authority to continuously test, evaluate, and incorporate new models, potentially leading to modifications of existing ones. However, there’s no guarantee that these modifications will align the Fund with its investment objectives.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 456-4545.

Investment Adviser and Sub-Adviser

IDX Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.

Toroso Investments, LLC (the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

Portfolio Manager: Ben McMillian is a founder and Chief Investment Officer of the Adviser and portfolio manager of the Fund. Ben McMillian has been the Fund’s portfolio manager since its inception in 2023.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.idxshares.com.

11

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

FUND SUMMARY – IDX DYNAMIC FIXED INCOME ETF

Investment Objective

The IDX Dynamic Fixed Income ETF’s (the “Fund”) investment objective is to seek high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.70%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)(3)	0.63%
Total Annual Fund Operating Expenses	1.33%

(1)	Under the Investment Advisory Agreement, IDX Advisors, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

13

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
IDX Dynamic Fixed Income ETF	$135	$421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that is a “fund of funds,” meaning that it normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other ETFs (“Underlying Funds”) that invest in various sectors of the debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign bonds (including emerging markets), foreign sovereign bonds, convertible securities, Treasury Inflation Protected Securities (TIPS), bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund has broad flexibility to allocate its assets across the different types of securities and sectors of the fixed income markets. The Fund’s allocation to these asset classes may vary at the Adviser’s discretion.

The Fund’s strategy is designed to provide investors with exposure to multiple sectors of the fixed income market over full market cycles by investing dynamically. The Adviser uses a quantitative approach to evaluate ETFs and identify an eligible universe of approximately 10-20 fixed income ETFs by evaluating liquidity, exposure and bid/ask spreads seeking to find enhanced risk-adjusted returns and potential outperformance compared to passive fixed income investments. The universe of ETFs is intended to provide efficient exposure across U.S. Treasuries as well as the high yield spectrum (including Bank Loan ETFs). The eligible universe also includes 1x inverse U.S. Treasury ETFs. The Adviser does not expect this universe to change significantly over time. The Fund’s Adviser further evaluates the ETFs and selects three to five ETFs from the universe of 10-20 ETFs for inclusion in the Fund’s portfolio on the basis of momentum. The Adviser then further weighs the selected underlying ETFs according to their volatility to seek a balanced risk profile for the Fund. The Adviser generally performs this investment selection process on a weekly basis (but may be more or less frequent depending on market conditions). Momentum refers to a measure of an asset’s price action over a certain period (also known as “trend”). The advisor uses various measures of momentum to determine which assets are to be held over any given period.

14

These dynamic allocations across fixed income sectors are made with the goal of gaining exposure to particular segments of the fixed income markets that the Adviser believes are showing favorable performance while either capitalizing on positive opportunities or avoiding market declines.

The Fund may also invest in various types of derivatives, including exchange listed and over the counter (“OTC”) futures, options, total return swaps, and forwards. The Fund may also invest in repurchase agreements. The Fund will seek to use ETFs primarily however there may be periods, particularly when allocated to parts of the U.S. Treasury market, in which direct exposure to underlying futures contracts is more cost efficient. The Fund or the Underlying Funds may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

The Fund may engage in active and frequent trading and is expected to have an annual portfolio turnover of approximately 300%.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds’ Investments”.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs. The underlying ETFs may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs will achieve their respective investment goals. Because the Fund invests in ETFs, the Fund indirectly bears a proportionate share of the expenses charged by the underlying funds which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs.

The Fund is exposed to the risks of the underlying ETFs in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. The Fund would indirectly bear the costs of both trades. In addition, you may indirectly receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the Sub-Adviser’s skill in selecting an optimal mix of underlying funds.

15

Management Risk: In managing the Fund’s portfolio, the Adviser engages a Sub-Adviser to make investment decisions for a portion of or the entire portfolio. There is a risk that the Sub-Adviser may be unsuccessful in achieving superior investment returns.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide.

Risks of Underlying Funds: The underlying ETFs or funds in which the Fund may invest may be subject to the following principal risks.

●	Debt Instrument Risk. The value of debt instruments including corporate bonds, may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates. Returns on investments in debt instruments may trail the returns on other investment options, including investments in equity securities.

●	Asset-Backed Securities Risk. Investors in asset-backed securities, including residential mortgage-backed securities and commercial mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.

●	Bank Loan Risk. The Underlying ETFs’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the ETF will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

●	Convertible Securities. The Underlying ETFs may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, the Underlying ETF may invest in the lowest credit rating category.

16

●	Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. The Underlying ETF may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying ETF because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, the Portfolio may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise, mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause the Underlying ETF to lose money. This is known as extension risk.

●	Inflation-Protected Securities Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

●	U.S. Government and Agency Obligations Risk. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

17

●	Foreign Securities Risk. Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

●	Depositary Receipts Risk. Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

●	Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

●	Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

18

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Derivatives Risk: The Fund’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Fund’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

19

Risk of U.S. Treasury Futures and Options. Successful use of U.S. Treasury security futures contracts by the Fund is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so. There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.

Futures Contract Risks; Other Exchange-Traded Derivatives. The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. There is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund’s investments that are the subject of such hedge. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

Options Risk:  Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

20

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific security at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, the Fund may either accept or make delivery of the security specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The use of forward contracts involves various risks, including the risks associated with fluctuations in value of the security and the risk that the counterparty will fail to fulfill its obligations.

Repurchase Agreements Risk.  Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers.

Model and Data Risk. Due to the quantitative nature of the Fund’s investments and strategies, the Adviser heavily relies on quantitative models and external information (“Models and Data”). These Models and Data are essential for managing risks and determining the Fund’s investment allocations.

However, if the Models and Data are inaccurate or incomplete, possibly due to outdated, missing, or unavailable data, decisions made based on them can expose the Fund to potential risks. Similarly, reliance on flawed Models and Data for hedging can lead to unsuccessful outcomes. Some predictive models used by the Adviser for the Fund entail inherent risks, as their accuracy hinges on historical data provided by third parties. The Fund faces the risk that these models might not successfully guide investment selection or determine position weights to achieve its investment goals.

21

Accurate data inputs are crucial for all models. Even a well-constructed model will yield incorrect information if fed with inaccurate data. Furthermore, “model prices” often deviate significantly from market prices, particularly for complex instruments like derivatives.

The Fund’s success depends on realistic assumptions underlying the models, which must either hold true in the future or be adjusted for evolving market conditions. Inaccurate or outdated assumptions, if not corrected promptly, can lead to missed profitable signals and substantial losses.

The Adviser holds the authority to continuously test, evaluate, and incorporate new models, potentially leading to modifications of existing ones. However, there’s no guarantee that these modifications will align the Fund with its investment objectives.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 456-4545.

Investment Adviser and Sub-Adviser

IDX Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.

Toroso Investments, LLC (the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

Portfolio Manager: Ben McMillian is a founder and Chief Investment Officer of the Adviser and portfolio manager of the Fund. Ben McMillian has been the Fund’s portfolio manager since its inception in 2023.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.idxshares.com.

22

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (e.g., a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

IDX Dynamic Innovation ETF

The investment objective of the IDX Dynamic Innovation ETF (the “Fund”) is to seek capital appreciation.

IDX Dynamic Fixed Income ETF

The investment objective of the IDX Dynamic Fixed Income ETF (the “Fund”) is to seek high current income.

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies

IDX Dynamic Innovation ETF

The Fund utilizes a “fund of funds” structure to invest in theme-based equity ETFs. The Fund seeks to identify an eligible universe of approximately 10-20 theme-based ETFs to implement its strategic asset allocation and sector views by evaluating and weighing such factors as the respective ETF’s:

●	underlying index and portfolio holdings,
●	portfolio volatility,
●	portfolio weighting methodologies,
●	geography, sector and theme exposures,
●	liquidity profiles, and
●	tracking error.

The Fund generally intends to be fully invested in equity ETFs. The Fund focuses its research primarily on identifying emerging, innovative and disruptive themes that have a large market demand or “addressable market.” The Fund rotates among themes with large addressable markets which may range from emerging technologies to those on the cusp of widespread adoption and buys securities of ETFs investing in those themes while also retaining the ability to allocate to more defensive sectors as conditions warrant.

The Fund considers emerging, innovative and disruptive themes to be those technologies that represent a pioneering advancement or novel method, process or product that has the potential to materially improve a large addressable market demand which is generally considered to be at least 100 million people. Emerging technologies are, by definition, early-stage and therefore have the potential for large growth in market price for companies that develop the technologies. While there is no guarantee that the ETFs selected by the Adviser will represent themes that ultimately demonstrate large growth potential, the objective is to identify a universe of eligible ETFs that could reasonably represent a theme whose ultimate impact could result in a material growth investment opportunity.

24

Within the eligible universe of ETFs, the Adviser uses a rules-based, quantitative process to rotate among themes by measuring the momentum and volatility of each ETF in order to select those for investment by the Fund, and to determine the appropriate allocation to each ETF. The ETFs with the strongest momentum are selected and then weighted in inverse proportion to their historical volatility.

As seen from past disruptive technologies, the broader market often does not initially price a theme appropriately, or even for several years, as the market’s response to the theme is often underestimated because the technology used is new or developing and is underappreciated in the market based on the Adviser’s research. Disruptors must continually reinvest in their future and expand their reach as they grow and these moves are hard for markets to accurately price, resulting in the potential for appreciation.

The Fund’s Adviser generally selects three to five ETFs weekly from its investment universe of 10-20 ETFs, but may select more. This universe would generally include ETFs that provide exposure to “Innovation” themes such as: “Artificial Intelligence”, “Blockchain”, or “Robotics” as well as “Defensive” ETFs such as “Value” or “Low Volatility”. The eligible universe is evaluated for size and liquidity as well as thematic suitability. Selected ETFs are then weighted inversely to their volatility. The weighting is designed to ensure the more volatile ETFs get a lower weight while less volatile ETFs get a relatively higher weight. The Adviser will generally adjust the Fund’s asset class allocations weekly in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments but may be more or less frequent according to market conditions. The Adviser may also allow the relative weighting of the Fund’s ETFs to vary in response to market conditions and may from time to time make tactical increases or decreases to the portfolio’s investment allocations in particular ETFs based on a broad range of market and economic trends and quantitative factors.

While the Adviser manages the Fund by seeking investments in equity ETFs with emerging, innovative and disruptive themes, the Adviser will also seek to manage the Fund’s volatility within these themes by giving more weight to those ETFs that have demonstrated lower volatility in the past. In this way, the Fund’s portfolio construction process is designed to manage volatility. In the selection of ETFs, since the universe of eligible ETFs comprise both “Innovation” and “Defensive” themes, when conditions are not favorable for investment in “Innovation” themed ETFs, the Adviser may select from among more defensive ETFs (such as “Value” or “Low Volatility”). Once selected, the ETFs are weighted according to their volatility. ETFs that have demonstrated lower volatility will get a higher allocation. This rebalancing process is then updated at least every week (but could be more or less frequent as determined by the Adviser). This is a high turnover strategy and average annual turnover is expected to be approximately 300% per year. The strategy is intended to result in lower volatility of the Fund’s portfolio’s net asset value under negative market conditions. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns, although this is not expected to be a primary source of risk management.

25

While the Fund will not invest more than 50% of its total assets in any one underlying ETF, the Fund may have significant exposure to one or more asset classes depending on market conditions. The Fund reserves the right to change the Fund’s allocation among the ETFs, and to invest in other funds not currently among the underlying ETFs, from time to time without notice to investors.

The Fund expects to typically rebalance its portfolio weekly but may do so at more or less frequent intervals if it deems appropriate. Given the longer-term nature of thematic development, an automatic weekly rebalancing policy could be counterproductive to the Fund’s objective to seek capital appreciation. Accordingly, the Adviser may rebalance the Fund’s portfolio on other than a weekly basis depending on the Adviser’s assessment of thematic developments, in pursuit of the Fund’s investment objective.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund will receive a premium from the purchaser of a covered call option sold by the Adviser, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time, which may adversely affect the Fund’s performance. The Fund may also seek returns by writing (selling) secured put options. The Fund may seek to hedge downside risk by purchasing protective puts. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

IDX Dynamic Fixed Income ETF

The Fund’s strategy is designed to provide investors with exposure to multiple sectors of the fixed income market over full market cycles by investing dynamically. The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other ETFs (“Underlying Funds”) that invest in various sectors of the debt markets, including:

●          Corporate bonds (both Investment Grade and High Yield (i.e., junk bonds): Investment Grade Corporate Bonds are U.S.-registered corporate debt securities rated BB+ or above by at least two credit rating agencies. High Yield Corporate Bonds are U.S.-registered corporate debt securities rated BB+ or below by at least two credit rating agencies, which are considered speculative grade.

26

●          U.S. government and agency securities represent loans by investors to the U.S. Treasury or a wide variety of government agencies and instrumentalities. Securities issued by most U.S. government entities are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government. These entities include, among others, the Federal Home Loan Banks (FHLBs), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by the U.S. Treasury and a small number of U.S. government agencies, such as the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government.

●          Foreign bonds (including sovereign debt and emerging markets) are securities issued by foreign countries and corporations, including in emerging markets. The Fund defines emerging markets as countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets.

●          Treasury Inflation Protected Securities (TIPS) are income-generating instruments the principal payments of which are adjusted for inflation and are backed by the full faith and credit of the U.S. government.

Underlying Funds may also invest in private debt, convertible securities, asset-backed and mortgage-backed securities and cash equivalent instruments.

The Fund’s strategy is designed to provide investors with exposure to multiple sectors of the fixed income market over full market cycles by investing dynamically. The Adviser uses a quantitative approach to evaluate ETFs and identify an eligible universe of approximately 10-20 fixed income ETFs by evaluating liquidity, exposure and bid/ask spreads seeking to find enhanced risk-adjusted returns and potential outperformance compared to passive fixed income investments. The universe of ETFs is intended to provide efficient exposure across U.S. Treasuries as well as the high yield spectrum (including Bank Loan ETFs). The eligible universe also includes 1x inverse U.S. Treasury ETFs. The Adviser does not expect this universe to change significantly over time. The Fund’s Adviser further evaluates the ETFs and selects three to five ETFs from the universe of 10-20 ETFs for inclusion in the Fund’s portfolio on the basis of momentum. The Adviser then further weighs the selected underlying ETFs according to their volatility to seek a balanced risk profile for the Fund. The Sub-Adviser generally performs this investment selection process on a weekly basis (but may be more or less frequent depending on market conditions).

The Fund may also invest in various types of derivatives, including exchange listed and over the counter (“OTC”) futures, options, total return swaps, forwards and repurchase agreements. The Fund will seek to use ETFs primarily however there may be periods, particularly when allocated to parts of the U.S. Treasury market, in which direct exposure to underlying futures contracts is more cost efficient. The Fund or the Underlying Funds may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

27

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Funds will achieve their respective investment objectives. The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the section titled “Fund Summary - Principal Investment Risks” above. Following the Fund-specific underlying instruments risks, the remaining principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

Principal Risks

Asset-Backed Securities Risk (IDX Dynamic Fixed Income ETF only). Investors in asset-backed securities, including residential mortgage-backed securities and commercial mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.

Bank Loan Risk (IDX Dynamic Fixed Income ETF only). The Fund’s or an Underlying Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund or Underlying Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund or Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund and Underlying Funds may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund or Underlying Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. In addition to the risks associated with bank loans, such investments would carry the risks associated with investment companies and exchange-traded funds, discussed below.

Blockchain Investments Risk (IDX Dynamic Fixed Income ETF only). An investment in companies actively engaged in blockchain technology may be subject to the following risks:

●  The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

28

●  Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

●  Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

●  Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

●  Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

●  Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

●  Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

29

●  Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

●  Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

●  Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

●  Line of Business Risk. Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Convertible Securities Risk (IDX Dynamic Fixed Income ETF only). Convertible securities share investment characteristics of both fixed income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities are normally “junior” securities, meaning that the issuers usually must first make payments on non-convertible securities before making payments on convertible securities. If the issuer of a convertible security stops making payments, these securities may become worthless.

30

Corporate Debt Securities Risk (IDX Dynamic Fixed Income ETF only). Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

Debt Instrument Risk (IDX Dynamic Fixed Income ETF only). The value of debt instruments may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board’s quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of fixed-income securities to decrease and adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Changes in interest rates will likely have a greater impact on the value of debt instruments that have a longer duration. Returns on investments in debt instruments may trail the returns on other investment options, including investments in equity securities.

Depositary Receipts Risk (IDX Dynamic Fixed Income ETF only). Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Derivatives Risk: Each Fund’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Fund’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

31

Risk of U.S. Treasury Futures and Options. Some U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price; others may be settled in cash. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the exercisable period of the option.

Successful use of U.S. Treasury security futures contracts by the Fund is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so. There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.

Futures Contract Risks; Other Exchange-Traded Derivatives. The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund’s investments that are the subject of such hedge. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

Options Risk:  Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

32

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific security at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, the Fund may either accept or make delivery of the security specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The use of forward contracts involves various risks, including the risks associated with fluctuations in value of the security and the risk that the counterparty will fail to fulfill its obligations.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide.

Emerging Markets Risk (IDX Dynamic Fixed Income ETF only). Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

ETF Risks. Each Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of a Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

33

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. Each Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in a Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Foreign Securities Risk. Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

34

Fund-of-Funds Structure Risk: The value of an investment in each Fund is based on the performance of the underlying funds in which each Fund invests and the allocation of its assets among those ETFs. The underlying ETFs may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs will achieve their respective investment goals. Because each Fund invests in ETFs, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in each Fund include the principal risks of investing in the underlying ETFs.

Each Fund is exposed to the risks of the underlying ETFs in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. Each Fund’s ability to achieve its investment goal depends, in part, upon the Sub=Adviser’s skill in selecting an optimal mix of underlying funds.

High Portfolio Turnover Risk. Rebalancing of the Fund’s holdings pursuant to its investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Turnover for rotational ETF strategies like the Funds tend to be higher than traditional single stock funds because the stated objective is one of rotating across different themes. Additionally, active market trading of the Fund’s Shares on such exchanges as the NASDAQ, could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Industry or Sector Risk (IDX Dynamic Innovation ETF only). A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund.

Information Technology Companies Risk. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

35

Internet Companies Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Financial Companies Risk. Financial companies are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount and types of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for financial companies, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on financial companies as a whole cannot be predicted. Certain risks may impact the value of investments in financial companies more severely than those of investments in other issuers, including the risks associated with companies that operate with substantial financial leverage. Financial companies may also be adversely affected by volatility in interest rates, loan losses and other customer defaults, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies in particular may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Financial companies are also a target for cyber attacks and may experience technology malfunctions and disruptions as a result.

Inflation-Protected Securities Risk (IDX Dynamic Fixed Income ETF only). Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. The market for U.S. Treasury inflation-protected securities (“TIPS”) and corporate inflation-protected securities (“CIPS”) may be less developed or liquid, and more volatile, than certain other securities markets. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Large-Cap Risk (IDX Dynamic Innovation ETF only): Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small cap companies to adapt to changing market conditions. During different market cycles, the performance of large cap companies has trailed the overall performance of the broader securities markets.

36

Management Risk: In managing the Fund’s portfolio, the Adviser engages a Sub-Adviser to make investment decisions for a portion of or the entire portfolio. There is a risk that the Sub-Adviser may be unsuccessful in achieving superior investment returns.

Mid-Cap Risk (IDX Dynamic Innovation ETF only): The value of mid capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. While mid capitalization companies may offer substantial opportunities for capital growth, they also may involve more risks than larger capitalization companies. Historically, mid capitalization company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid capitalization companies to changing economic conditions. In addition, mid and small capitalization companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Model and Data Risk. Due to the quantitative nature of the Fund’s investments and strategies, the Adviser heavily relies on quantitative models and external information (“Models and Data”). These Models and Data are essential for managing risks and determining the Fund’s investment allocations.

However, if the Models and Data are inaccurate or incomplete, possibly due to outdated, missing, or unavailable data, decisions made based on them can expose the Fund to potential risks. Similarly, reliance on flawed Models and Data for hedging can lead to unsuccessful outcomes. Some predictive models used by the Adviser for the Fund entail inherent risks, as their accuracy hinges on historical data provided by third parties. The Fund faces the risk that these models might not successfully guide investment selection or determine position weights to achieve its investment goals.

Accurate data inputs are crucial for all models. Even a well-constructed model will yield incorrect information if fed with inaccurate data. Furthermore, “model prices” often deviate significantly from market prices, particularly for complex instruments like derivatives.

The Fund’s success depends on realistic assumptions underlying the models, which must either hold true in the future or be adjusted for evolving market conditions. Inaccurate or outdated assumptions, if not corrected promptly, can lead to missed profitable signals and substantial losses.

The Adviser holds the authority to continuously test, evaluate, and incorporate new models, potentially leading to modifications of existing ones. However, there’s no guarantee that these modifications will align the Fund with its investment objectives.

37

New Fund Risk. As of the date of this prospectus, each Fund has no operating history and currently have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact a Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, they are only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Each Fund may invest a relatively high percentage of their assets in a limited number of issuers. As a result, each Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers.

Preferred Stock Risk (IDX Dynamic Innovation ETF only). In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Robotics & Artificial Intelligence Risk (IDX Dynamic Innovation ETF only). Companies involved in, or exposed to, robotics and artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize robotics and artificial intelligence. Further, many companies involved in, or exposed to, robotics and artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in robotics and artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related information privacy and data protection, may have an impact on a company’s products or services. Robotics and artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Robotics and artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Small-Cap Risk (IDX Dynamic Innovation ETF only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.

38

Sovereign Debt Risk (IDX Dynamic Fixed Income ETF only). Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

U.S. Government and Agency Obligations Risk (IDX Dynamic Fixed Income ETF only). Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

MANAGEMENT

The Investment Adviser. IDX Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser commenced business operations in April 2019 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. The Adviser’s principal address is 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016. The Adviser is a wholly-owned subsidiary of IDX Global, LLC.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes the Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets as noted in the table below:

IDX Dynamic Innovation ETF	0.75%
IDX Dynamic Fixed Income ETF	0.70%

39

Under the Investment Advisory Agreement, the Adviser has agreed, at its own expense and without reimbursement from each Fund, to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Trading Sub-Adviser. The Adviser has retained the Trading Sub-Adviser to serve as trading sub-adviser for the Funds. The Trading Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Sub-Adviser does not select investments for each Fund’s portfolio. The Sub-Adviser, which has its principal office at 898 N. Broadway, Suite 2, Massapequa, New York 11758, was formed in 2012 and provides investment advisory, investment research, and portfolio construction services to ETF clients. Please see the statement of additional information for a description of the sub-advisory fee..

A discussion regarding the basis for the Board approving the Investment Advisory Agreement and the sub-advisory agreement for the Funds will be available in the Funds’ shareholder report for the period after the Funds commence investment operations once that report is produced.

The Portfolio Manager

Ben McMillian is a founder and Chief Investment Officer of the Adviser and portfolio manager of the Funds. He is also the Chief Investment Officer and Chief Technology Officer, of IDX Insights, LLC and IDX Digital Assets, LLC. Previously, Mr. McMillian was the portfolio manager at Ramsey Quantitative Systems Inc. (RQSI) where he developed and managed the RQSI Small Cap Hedged Equity mutual fund. Prior to that he served as co-portfolio manager (and co-creator) of the Van Eck Long/Short Equity Index mutual fund since July 2012.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

The Trust

Each Fund is a non-diversified series of the ETF Opportunities Trust, an open-end management investment company organized as a Delaware statutory trust on March 18, 2019. The Board supervises the operations of the Funds according to applicable state and federal law, and the Board is responsible for the overall management of the Funds’ business affairs.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at www.idxshares.com. In addition, each Fund’s complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

40

HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Shares of the IDX Dynamic Innovation ETF trade under the trading symbol “DYNI”. Shares of the IDX Dynamic Fixed Income ETF trade under the trading symbol “DYFI”. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of each Fund’s shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of each Fund’s Shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of the Fund.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

APs may acquire shares directly from each Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least 10,000 shares. Purchases and redemptions directly with the Funds must follow each Fund’s procedures, which are described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within two (2) days after the AP’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the AP and the Funds’ distributor. However, the Funds reserve the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. The Funds anticipate regularly meeting redemption requests primarily through in-kind redemptions. However, the Funds reserve the right to pay all or portion of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

41

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from each Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the shares.

42

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. The Funds expect to typically satisfy redemptions in-kind. However, if a Fund satisfies a redemption in cash this may result in the Fund selling portfolio securities to obtain cash to meet net fund redemptions which can have an adverse tax impact on taxable shareholders. These sales may generate taxable gains for the ongoing shareholders of the fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid at least monthly by each Fund. The Funds will distribute its net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

-	A Fund makes distributions,

-	You sell your shares listed on the Exchange, and

-	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (e.g., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to U.S. federal income tax for U.S. non-corporate shareholders who satisfy those restrictions with respect to their shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to U.S. corporations (the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations) subject to similar restrictions. However, dividends a U.S. corporate shareholder deducts pursuant to that deduction are subject indirectly to the U.S. federal alternative minimum tax.

43

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses affect the Fund’s performance.

In general, distributions received from a Fund are subject to U.S. federal income tax when they are paid, whether taken in cash or reinvested in the Fund (if that option is available). Distributions reinvested in additional shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds are required to backup withhold twenty-four percent (24%) of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one (1) year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

44

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one (1) year and as short-term capital gain or loss if the shares have been held for one (1) year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Taxes” in the SAI for more information.

FUND SERVICE PROVIDERS

Commonwealth Fund Services, Inc. (the “Administrator”) is the Funds’ administrator. The firm is primarily in the business of providing administrative services to retail and institutional mutual funds and exchange-traded funds.

Citi Fund Services Ohio, Inc. (“Citi”) serves as the Funds’ fund accountant, and it provides certain other services to the Funds not provided by the Administrator. Citi is primarily in the business of providing administrative, fund accounting services to retail and institutional exchange-traded funds and mutual funds.

Citibank, N.A., serves as the Funds’ custodian and transfer agent.

Foreside Fund Services, LLC (the “Distributor”) serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

Practus, LLP serves as legal counsel to the Trust and the Funds.

Cohen & Company, LTD., serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

45

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information

When available, information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund will be available at www.idxshares.com.

46

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

47

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

The Funds’ annual and semi-annual reports will contain more information about the Funds. The Funds’ annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Funds’ performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated November 7, 2023 , which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to IDX Dynamic Innovation ETF or IDX Dynamic Fixed Income ETF, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll-free at (844) 456-4545, by email at: mail@ccofva.com. The Funds’ annual and semi-annual reports, prospectus and SAI are all available for viewing/downloading at www.idxshares.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Copies of these documents and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

(Investment Company Act File No. 811-23439)

48

IDX DYNAMIC INNOVATION ETF

Ticker: DYNI

IDX DYNAMIC FIXED INCOME ETF

Ticker: DYFI

(each, a “Fund” and collectively, the “Funds”)

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

844-456-4545

STATEMENT OF ADDITIONAL INFORMATION

Dated November 7, 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the Funds dated November 7, 2023 as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. You can obtain a free copy of the annual and semi-annual reports (once available), prospectus and SAI by writing to IDX Dynamic Innovation ETF or IDX Dynamic Fixed Income ETF, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 844-456-4545 or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports (once available), prospectus and SAI are all available for viewing/downloading at www.idxshares.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Investment Adviser:

IDX Advisors, LLC

2201 E. Camelback Rd., Suite 605

Phoenix, AZ 85016

49

50

THE TRUST

General. This SAI relates to IDX Dynamic Innovation ETF or IDX Dynamic Fixed Income ETF (each, a “Fund” and collectively, the “Funds”) and should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. Each Fund is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Funds is IDX Advisors, LLC (the “Adviser”) and the investment sub-advisor to the Funds is Toroso Investments, LLC.

Each Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of at least 10,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally for cash. The Funds reserve the right to offer creations and redemptions of Shares in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is listed on a national securities exchange (the “Exchange”) as set forth below.

Fund	Ticker Symbol	Principal U.S. Listing Exchange
IDX Dynamic Innovation ETF IDX Dynamic Fixed Income ETF	DYNI DYFI	NASDAQ Stock Market ® NASDAQ Stock Market ®

Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of either Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions as described herein - see the section titled “Placement of Creation Orders Outside the Clearing Process” of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Additional Information About Purchase and Redemptions” below.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund’s investment objective and principal investment strategies are described in the prospectus. Each Fund is “non-diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Investment Strategies, Policies and Risks” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. As of the date of this Prospectus, the Funds have not yet commenced operations and therefore do not have any portfolio turnover information available.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs. To the extent particular investment techniques or instruments that are not described in the Principal Investment Strategies disclosure of the Funds’ prospectus, such investment techniques and instruments are not a part of the principal strategies and the corresponding risks are not principal risks of the Funds.

Principal Investment Strategies, Policies And Risks

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment program will be successful. Investors should carefully review the descriptions of the Funds’ investments and their risks described in the Prospectus and this SAI.

Blockchain Investments Risk. An investment in companies actively engaged in blockchain technology may be subject to the following risks:

● The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

● Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

● Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

● Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

● Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

● Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

● Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

● Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

● Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

● Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

● Line of business risk. Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Fund’s NAV per share, which will fluctuate as the values of the Fund’s portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

Other factors can negatively affect a particular stock’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-cap companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

Large Capitalization Stocks. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Mid Capitalization Stocks. The value of small and mid capitalization company stocks or ETFs that invest in stocks of small or mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Debt Securities. The Fund may invest in a variety of debt securities to seek its objectives. In general, debt securities may be subject to the risks described below.

●	Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.
●	Duration Risk. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities are more volatile and thus more likely to decline in price, and to a greater extent, than shorter-duration debt securities, in a rising interest-rate environment. “Effective duration” attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

●	Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, below-investment-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, investment-grade bonds. In making investments in debt securities, the Fund’s investment adviser may rely to some extent on the ratings of national statistical rating organizations or it may use its own research to evaluate a security’s credit-worthiness. If securities purchased are unrated, they may be assigned a rating by the Fund’s investment adviser in categories similar to those of a national statistical rating organization. There are no investment policies establishing specific maturity ranges for investments, and they may be within any maturity range (short, medium or long) depending on the Fund’s investment adviser’s evaluation of investment opportunities available within the debt securities markets.
●	Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that it might be difficult to sell them promptly at an acceptable price.
●	Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, prepayments on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value.
●	Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, it may be necessary to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.
●	Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security’s expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. It may be necessary to reinvest the proceeds at a lower interest rate, reducing income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If these securities are purchased at a premium, accelerated prepayments on those securities could cause losses on a portion of the principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
●	Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Fund redemption requests (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable capital gain distributions to shareholders, if applicable. Similarly, the prices of the Fund’s holdings could be adversely affected if an investment account managed similarly to such Fund was to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).

Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” There remains the risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.

In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Duration of the Fund’s Portfolio. The Fund can invest in debt securities of any maturity or duration. Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security’s yield, coupon interest payments, final maturity and call features. While a debt security’s maturity can be used to measure the sensitivity of the security’s price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security’s payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage-related security, when the interest and principal payments are expected to be received). Duration calculations weigh the present value of each such payment by the time in years until such payment is expected to be received. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

In some cases, the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated final maturity of the security is typically 30 years, but current rates of prepayments are more important to determine the security’s interest rate exposure. In these and other similar situations, the Adviser will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors (such as historical prepayment rates) in determining the Fund’s effective duration.

U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to relatively little credit risk. Obligations of U.S. government agencies or instrumentalities (including certain mortgage-backed securities) may be guaranteed or supported by the “full faith and credit” of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. government to purchase the agencies’ or instrumentalities’ obligations. Others are supported only by the credit of the agency or instrumentality. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency or instrumentality issuing the obligation for repayment.

U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities (TIPS). Other U.S. Treasury obligations include U.S. Treasury securities that have been “stripped” by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.

Mortgage-Related U.S. Government Securities. A variety of mortgage-related securities are issued by U.S. government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

Some mortgage-related securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (“Ginnie Maes”), are backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation).

Mortgage-Related Debt Securities. Mortgage-related securities are a form of fixed-income investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”) and other real estate-related securities.

Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government may have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities have interest rates that move in the opposite direction from changes in general interest rates, based on changes in a specific interest rate index. The changes in those interest rates may also occur at a multiple of the changes in the index. Although the value of a mortgage-related security may decline when interest rates rise, the opposite is not always the case. In addition, the values of mortgage-related debt securities may be affected by changes in the market’s perception of the creditworthiness of the entity issuing the securities or guaranteeing them and by changes in government regulations and tax policies.

Stripped securities can also be created for mortgage-related pass-through certificates or CMOs. Securities may be partially stripped so that each class receives some interest and some principal or they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” The yields to maturity of mortgage-related I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on a P/O based on them could decline substantially.

Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid and a mortgage-related security’s maturity may be shortened by unscheduled prepayments on the underlying mortgages. If principal is returned earlier than expected, that money may have to be reinvested in other investments having a lower yield than the prepaid security. Because of these risks, mortgage-related securities may be less effective as a means of “locking in” attractive long-term interest rates and they may have less potential for appreciation during periods of declining interest rates than conventional bonds.

Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. If a mortgage-related security has been purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security as a result of interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recover its initial investment on the security.

During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage-related security’s expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on mortgage-related securities were to decrease broadly, the Fund’s effective duration and therefore its sensitivity to interest rates, would increase.

Privately-Issued Commercial Mortgage-Related Securities. Commercial mortgage-related securities issued by private entities are generally multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risks of the issuer and of the underlying loans. These securities typically are structured to provide protection to investors in senior classes by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

Preferred Stock. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally extinguished. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates.

Investment Company Securities. The Fund may invest in other investment companies, which includes BDCs, to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, (ii) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, and (iii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group. The Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund’s flexibility with respect to making investments in those unaffiliated investment companies. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees.

Illiquid and Restricted Securities. The Fund may not invest more than 15% of the value of its net assets in securities that may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board of Trustees of the Trust (the “Board”), to ensure compliance with this investment restriction. The Fund has a liquidity risk management program designed to assess and manage the Fund’s liquidity risk. The program has been approved by the Board, which has also approved the appointment of a liquidity program administrator (the “LPA”). The LPA is responsible for oversight of the Fund’s liquidity risk management efforts, including classifying the liquidity of each Fund investment, ensuring the Fund holds no more than 15% of its net assets in illiquid investments, ensuring that the Fund holds enough liquid assets to meet reasonably foreseeable redemption requests, and reporting to the Board regarding the effectiveness and operation of the liquidity risk management program.

Repurchase Agreements. The Funds may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers (“Seller”) as determined by the Adviser. In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by the Fund plus an agreed interest payment (“Repurchase Price”). The Seller’s obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. government securities or U.S. agency guaranteed securities (“Collateral”). The Collateral is held by the Funds’ custodian or a qualified sub-custodian under the Investment Company Act of 1940, as amended (the “1940 Act”) that is a financial intermediary. The Adviser will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price. Each repurchase agreement must at all times be “fully collateralized” as required by Rule 5b-3 under the 1940 Act. Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price. In addition, the Funds may invest in foreign repurchase agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased, i.e., the collateral, in U.S. dollars, is less than the agreed upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. Repurchase agreements with foreign counterparties may have more risk than with U.S. counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.

Borrowing. Although the Fund does not intend do so, the Fund may borrow money to the extent permitted under the 1940 Act and other applicable law. In the event that the Fund ever borrows money under these conditions, such borrowings could increase the Fund’s costs and thus reduce the value of the Fund’s assets and returns to shareholders.

Lending of Portfolio Securities. By lending its portfolio securities, the Fund would attempt to increase its income by receiving a fixed fee or a percentage of the collateral, in addition to continuing to receive the interest or dividends on the securities loaned. The terms, structure and the aggregate amount of such loans would be consistent with the 1940 Act. The borrower would be required to secure any such loan with collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the total market value and accrued interest of the securities loaned by the Fund.

If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities lent, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities that may be subject to market appreciation or depreciation. The Fund may not be able to recall loaned securities in time to exercise its voting rights.

Money Market Instruments. The Fund may invest, for defensive purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund or a private investment fund in which the Fund invests, including but not limited to private debt funds and private real estate funds managed by unaffiliated institutional asset managers, or a public investment fund in which the Fund invests managed by unaffiliated institutional asset managers, may invest in these instruments pending allocation of its respective offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Cash Equivalents and Short-Term Debt Securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost, adjusted for amortization of premiums and accretion of discounts. Short-term debt securities are defined to include, without limitation, the following:

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund.

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in Shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Rule 18f-4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Futures. The IDX Dynamic Fixed Income ETF may enter into financial futures contracts or purchase or sell put and call options on such futures as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation in value than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not be adequate to handle current trading volume at all times; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification of the Fund as a regulated investment company.

Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset, a customized basket of assets, or a non-asset reference during a specified period of time. The Fund can enter into total return swaps to gain exposure to an overall market or an asset. In a total return swap, the Fund will receive the price appreciation (or depreciation) of an index, a portion of an index, an asset or a customized basket of assets in exchange for paying (or receiving) an agreed-upon fee. Total return swaps can have the potential for unlimited losses. Total return swaps entail the risk that the counterparty might default on the contract. If the counterparty defaults, the Fund may lose any contractual payments that the Fund is entitled to. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated.

Forward Contracts. The Fund may purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by the Fund to purchase or sell securities at a future date beyond the customary settlement time. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. Forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. If deemed advisable as a matter of investment strategy, the Fund may dispose of or negotiate a commitment after entering into it. The Fund may also sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions. For purposes of determining the Fund’s duration, the maturity of forward commitment securities for fixed rate obligations will be calculated from the commitment date. Securities purchased or sold on a forward contract basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

The Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

3.	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except that each Fund will be concentrated in the industry to which its underlying funds are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which an underlying fund is assigned). The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Funds will not invest more than 25% of its net assets in any investment company that so concentrates. In complying with this restriction, the Funds will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Funds.

Except with respect to borrowing and circumstances where a Fund is required to “cover” its positions, if a percentage or rating restriction on an investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in such percentages or restrictions resulting from any cause other than actions by the Funds will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent a Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified: Open-end registered investment companies such as the Funds is not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares and to divide those series into separate classes. Each Fund currently offers one class of shares. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the Funds’ Fundamental Policy #4 as described above, the Funds will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments of its underlying investment companies when determining its compliance with the policy.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

MANAGEMENT AND OTHER SERVICE PROVIDERS

Investment Adviser. IDX Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser supervises the Funds’ investments pursuant to an investment advisory agreement with the Trust with respect to the Funds. The Adviser commenced business operations in April 2019 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. The Adviser’s principal address is 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016. The Adviser is a wholly-owned subsidiary of IDX Global, LLC.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Funds, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Adviser: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly as a percentage of the respective Fund’s average daily net assets.

IDX Dynamic Innovation ETF	0.75%
IDX Dynamic Fixed Income ETF	0.70%

The Advisory Agreement was approved by the Trustees (including (including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”)) in compliance with the 1940 Act. The Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each Fund’s outstanding shares on not less than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Sub-Adviser. The Adviser has retained Toroso Investments, LLC (the “Sub-Adviser”) to serve as sub-adviser for the Funds. The Sub-Adviser has its principal office at 898 N. Broadway, Suite 2, Massapequa, New York 11758. The Sub-Adviser was established in 2012 and provides investment advisory, investment research, and portfolio construction services to ETF clients. No outside companies or individuals currently own more than 25% of the Sub-Adviser’s voting rights. Over 50% of the Sub-Adviser’s voting rights are with employee-members.

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides for the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by each Fund to the Adviser. The Sub-Adviser’s fee, which is calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at the following annual rate: 0.04% on the first $500 million in assets; and 0.03% on assets over $500 million, subject to $25,000 annual minimum fee.

The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of up to two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares of the Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of the Fund’s outstanding Shares or by the Adviser on not less than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Manager. As described in the prospectus, Ben McMillan, a found and Chief Investment Officer of the Adviser, serves as the Funds’ Portfolio Manager and is responsible for the day-to-day investment management of the Funds. In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2023:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Ben McMillan	0	$0	0	$0	0	$0	$0

Conflicts of Interests. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser and the Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager. The Portfolio Manager’s compensation is based solely on the overall financial operating results of the Adviser. The portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Manager’s Share Ownership. As of the date of this SAI, the Portfolio Manager did not beneficially own shares of the Funds.

Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (the “Administrator”) serves as the Funds’ administrator. In its capacity as administrator, the Administrator supervises all aspects of the operations of the Funds except those performed by the Adviser. The Administrator provides certain administrative services and facilities to the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. The Administrator receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses.

Fund Accountant and Other Services. Pursuant to a Services Agreement with Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, Citi provides certain financial administration services (other than those provided by the Administrator), and fund accounting services to the Funds. As financial administrator, Citi performs services including but not limited to: (1) calculating Fund expenses; (2) calculating the Fund performance data; and (3) providing certain compliance support services. As fund accountant, Citi maintains certain financial records of the Trust and provides accounting services to the Funds that include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

For the financial administration and fund accounting services provided to the Trust, the Trust has agreed to pay to Citi an annual asset based fee as a percentage of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements. Citi is also entitled to fees for services that it renders with respect to the filing of Form N-PORT, its services related to liquidity risk management and out-of-pocket expenses.

Custodian and Transfer Agency. Pursuant to a Custodial and Agency Services Agreement with the Trust, Citibank, N.A. (“Custodian”), located at 388 Greenwich Street, New York, New York 10048, serves as Custodian for the Funds and safeguards and holds the Funds’ cash and securities, settles the Funds’ securities transactions and collects income on the Funds’ investments. Under the agreement, the Custodian also: (1) provides data required by the Adviser to determine each Fund’s Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into each Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Funds’ custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below). As transfer agent, the Custodian issues shares of each Fund in Creation Units to fill purchase orders for the Funds’ shares, maintains records of the issuance and redemption of the Funds’ shares, and acts as the Funds’ dividend disbursing agent.

Distributor and Principal Underwriter. Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), (the “Distributor”) the Funds’ distributor, is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has not adopted a Distribution and Service Plan pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the 1940 Act with respect to the Funds. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, Cohen & Company, Ltd. audits the Funds’ annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust’s tax returns. Cohen & Company, Ltd is located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115.

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant since 1996 and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

ETFs face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since December, 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	38	Independent Trustee of World Funds Trust for the twenty series of that trust.
Mary Lou H. Ivey (65) Trustee	Indefinite, Since December, 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008 to 2021.	38	Independent Trustee of World Funds Trust for the twenty series of that trust.

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since December, 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	38

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; World Funds Trust for the twenty series of that trust; and Starboard Investment Trust for the fourteen series of that trust; (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (56) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007-November 2018. Garden leave November 2018-September 2019.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since December 2019	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright (51) Assistant Secretary	Indefinite, Since July 2022	Managing Director of Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus, LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022	Counsel, Practus, LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.
Soth Chin (57) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016
Julian G. Winters (54) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee met four times during the 12-month period ended December 31, 2022.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. The Nominating and Corporate Governance Committee met one time during the 12-month period ended December 31, 2022.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee did not meet during the 12-month period ended December 31, 2022.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective January 1, 2022, each Trustee receives a retainer fee at the annualized rate of $12,000.Additionally, each Trustee may receive a fee of $2,500 per special meeting. Compensation to be received by each Trustee from the Trust for the Funds’ first fiscal year is estimated as follows:

Name of Person / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)

David J. Urban, Trustee	$706	$0	$0	$1,412

Mary Lou H. Ivey, Trustee Theo H. Pitt, Jr., Trustee	$706 $706	$0 $0	$0 $0	$1,412 $1,412

*	The Trust does not pay deferred compensation.

(1)	The “Fund Complex” consists of the IDX Funds.

Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2022, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. No front-end or deferred sales charges are applied to the purchase of Shares.

Policies Concerning Personal Investment Activities. The Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Funds, for their own account.

The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

Proxy Voting Policies. The Trust is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders. The Board has delegated to Adviser the responsibility for decisions regarding proxy voting for securities held by the Funds. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board. The proxy voting policy for the Trust can be found in Exhibit A and the proxy voting policy of the Adviser can be found in Exhibit B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling (844) 456-4545; and (2) on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Funds or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. Since the economic benefit of investing in an ETF is passed through to the underlying investors of the record owners of 25% or more of the Fund shares, these record owners are not considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The Funds have not yet commenced operations as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

Calculation of Share Price

The NAV of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, a Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

Generally, a Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee (as defined below). Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers or by a pricing service or Valuation Designee (as defined below)in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Funds may use an independent pricing service approved by the Board to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee (as defined below). Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of a Fund’s NAV by short-term traders. In addition, because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee, and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by each Fund may differ from the value that would be realized if the securities were sold.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation Units

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis on any business day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”).

Generally, the Trust will issue and sell Creation Units at NAV for “in kind” consideration, meaning the initiator of a creation or redemption order will deposit or receive as consideration a portfolio of all or some of the securities held in each Fund’s portfolio, plus a cash amount (an “In Kind Creation” and “In Kind Redemption”). At the discretion of the Adviser, the Funds may elect at any time, and from time to time, that the consideration for the purchase and redemption of Creation Units will be made entirely in a cash amount equal to the NAV of the shares that constitute the Creation Unit(s) (an “All Cash Amount”).

Creation Orders

The consideration for an In Kind Creation generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in a Fund’s portfolio as selected by the Adviser (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The Custodian, through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security (if any) to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities is made available, or unless the Adviser elects to receive an All Cash Amount in connection with the creation of Creation Units.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by the Adviser, with a view to the investment objective of the Funds. In addition, the Trust reserves the right to permit the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of each Fund.

The process for a creation order involving an All Cash Amount will be the same as the process for an In Kind Creation, except that the Cash Component will be the entirety of the amount deposited as consideration for the Creation Unit(s).

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. In the case of an In Kind Creation, a custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Funds have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections below entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. All Fund Deposits and/or Cash Component, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor or transfer agent to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Fund Deposits and/or Cash Component, as applicable, to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor or transfer agent on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

All Fund Deposits and/or Cash Component, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

All questions as to the amount of an All Cash Amount, the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component (including All Cash Amounts) must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component or the All Cash Amount, as applicable, by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposits and/or Cash Components as newly constituted to reflect the then-current Deposit Securities and Cash Component, or the All Cash Amount, as applicable. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation Transaction Fee.”

Creation Units of an In-Kind Creation may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and each Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust’s custodial account. In addition, a transaction fee will be charged in all cases. See the section below entitled “Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) if the Cash Component paid is incorrect; (3) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (4) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (5) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (6) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (7) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (8) there exist circumstances outside the control of the Trust, the Custodian, transfer agent, the Distributor and the Adviser that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor or transfer agent, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian, the transfer agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date). To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units of an In Kind Creation to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or transfer agent. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units (whether by In Kind Creation/Redemption or for an All Cash Amount) on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Funds’ custodian for each creation order is $250.00.

In addition, a variable fee, payable to each Fund, of a percentage of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the In Kind Creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an In Kind Creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

The Creation Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Creation Transaction Fee is in the best interest of the Funds. When determining whether to waive the Creation Transaction Fee, the Adviser considers a number of factors including whether waiving the Creation Transaction Fee will: facilitate the initial launch of each Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in a Fund bearing additional costs or expenses as a result of the waiver.

Redemption Orders

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. Each Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

Generally, Creation Units of the Funds will also be redeemed at NAV principally in kind, although a Fund reserves the right to redeem all or a portion in kind, in each case less a transaction fee as described below. With respect to In Kind Redemptions, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for an In Kind Redemption of a Creation Unit consists of Fund Securities – as announced on the Business Day the request for redemption is received in proper form – plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section below entitled “Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Funds’ NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by each Fund generally will be made within one Business Day (that is “T+1”). However, as discussed in Appendix B, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+1 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

The process for a redemption order involving an All Cash Amount will be the same as the process for an In-Kind Redemption, except that the proceeds of the redemption will be paid entirely in cash. Proceeds of redemptions of Creation Units payable in an All Cash Amount will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and/or the Cash Redemption Amount, as applicable, will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of each Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust may in its discretion at any time, or from time to time, exercise its option to redeem Fund Shares solely for consideration in the form of an All Cash Amount, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may permit, in its sole discretion. In either case, the investor will receive an All Cash Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Funds’ custodian for each redemption order is $250.00.

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Funds in connection with the sale of the Fund Securities (expressed as a percentage value of such Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) redemptions made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the In Kind Redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an In Kind Redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Regardless of form, the Redemption Transaction Fee (including any reimbursements related to in cash redemptions or additional variable fees for In Kind Redemptions) will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed).

The Redemption Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Redemption Transaction Fee is in the best interest of the Funds. When determining whether to waive the Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving the Redemption Transaction Fee will: facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in the Funds bearing additional costs or expenses as a result of the waiver.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and its affiliates may, out of its own resources and without additional cost to the Funds or their shareholders, pay a solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary.”)

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in each Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in each Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders (defined below) and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of each Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership that will hold shares of the Fund should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, will not be subject to the 21% U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets are represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets are invested in securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate rate of tax (currently 21%) by the amount of net income generated during the period of the Asset Test by the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), a Fund will be relieved of U.S. federal income tax on any income of a Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund hold debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”), such as debt instruments with payment of in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Funds will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the Distribution Test or otherwise fail to qualify as a RIC in any year, they will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund , and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy Income Test, Asset Test, and Distribution Test for that year and distribute of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders under Internal Revenue Code Section 243 to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at reduced rates under Internal Revenue Code Section 1(h)(11) (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (“PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such U.S. shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the U.S. shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If the Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by a U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund is to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales of shares or redemption of creation units and other dispositions of the shares, such as exchanges, of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisors with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale of shares or redemption of creation units or other disposition of shares of the Fund will generally result in capital gain or loss to a U.S. shareholder equal to the difference between the amount realized and the adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The IRS, however, may assert that an Authorized Participant which does not mark-to-market its holdings may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust on behalf of the Funds has the right to reject an order for a purchase of Shares of the Funds if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Federal law requires that ETFs companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on a U.S. shareholder’s Consolidated Form 1099 if you do not select a specific tax lot identification method. U.S. shareholders may choose a method different than the Fund’s standing method and will be able to do so at the time of the U.S. shareholder’s purchase or upon the sale of covered shares. Please refer to the appropriate Treasury regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and theri service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When the Funds enter into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

The Funds may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

The Funds may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated taxable business income (“UBTI”) by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognize “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Internal Revenue Code Section 664 ) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholdern is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. shareholder, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If the Funds invest in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to Non-U.S. shareholders.

The Funds are permitted to report such part of its dividends as interest-related or Short-Term Capital Gain Dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders that do not currently report their dividends as interest-related or Short-Term Capital Gain Dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividends to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal income tax law, a beneficial holder of shares of the Funds who is a Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividends and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of the Funds or to the Capital Gain Dividends received by the non-U.S. shareholder (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Funds to a Non-U.S. shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Funds from a lower-tier RIC or REIT that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. federal income withholding tax. In addition, such distributions could result in a Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of the Funds. This “look-through” USRPI treatment for distributions by the Funds, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Funds from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. shareholder, in which case such shareholder generally would also be required to file U.S. federal income tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of the Funds’ assets. The Funds do not expect to be a USRPHC. Non-U.S. shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from the Funds are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their tax advisors in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund after June 30, 2014 and (ii) in the future, certain capital gain distributions and the proceeds arising from the sale of shares of the Fund paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Possible Tax Law Changes. At the time that this SAI is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser or the Sub-Adviser may consider research and brokerage services furnished to the Adviser, the Sub-Adviser or their affiliates. The Adviser or the Sub-Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser or the Sub-Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser or the Sub-Adviser. In aggregating such securities, the Adviser or the Sub-Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser or the Sub-Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser or the Sub-Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or the Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or the Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or the Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser or Sub-Adviser under their respective advisory agreements. Any advisory or other fees paid to the Adviser or the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or the Sub-Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or the Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or the Sub-Adviser faces a potential conflict of interest, but the Adviser or the Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or the Sub-Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Sub-Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”. Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Each Fund is newly formed and has not commenced operations as of the date of this SAI.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Funds’ primary listing exchange, the Funds disclose on their website (www.idxshares.com) certain information relating to the portfolio holdings that will form the basis of the Funds’ next net asset value per share calculation.

In addition, certain information may also be made available to certain parties:

●	Communications of Data Files: Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition Files and the Fund Data Files (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on the Funds’ website after the close of markets in the U.S.

●	Communications with Authorized Participants and Liquidity Providers: Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities each Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.

●	The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling each Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Funds’ current registration statement.

●	Communications with Listing Exchanges: From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for the Funds as needed to meet the exchange listing standards.

●	Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

●	Third-Party Service Providers: Certain portfolio holdings information may be disclosed to the Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

●	Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter.

No consideration may be received by the Funds, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his or her delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

Each Fund is authorized to issue one class of shares imposing no front-end or deferred sales charges, no 12b-1 fee and no service fee.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit B to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 844-456-4545 or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235; and (2) on the SEC’s Internet website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Sub-Adviser and the Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available.

IDX Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 844-456-4545

EXHIBIT A

ETF OPPORTUNITIES TRUST

PROXY VOTING POLICY AND PROCEDURES

The ETF Opportunities Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

Adopted: December 4, 2019

EXHIBIT B

PROXY VOTING POLICY AND PROCEDURES – IDX ADVISORS, LLC

APPENDIX A: PROXY VOTING POLICY

IDX Advisors has adopted the following proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which IDX Advisors has voting discretion by contract, including the IDX Funds and IDX Shares series trusts (the “Funds”). Under this Proxy Voting Policy, shares are to be voted in a timely manner and in the best interests of the client. IDX Advisors’ CCO is responsible for monitoring compliance with these policies and procedures.

Pursuant to Section 12(d)(1)(E)(iii) of the investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

Routine issues will be voted with management in the majority of cases, while non-routine issues may be more frequently voted against management.

Routine issues include:

●	Uncontested elections of Directors, including the number and terms of office, attendance, and the number of meetings held.
●	Selection and ratification of auditors.
●	Stock splits, dividend, and fractional share issues.
●	Application for listing of securities.
●	Corporate name changes.
●	Pollution, environment, or conservation issues.
●	Employment issues.
●	Restore or eliminate pre-emptive rights.
●	Fees paid to auditors for consultants.
●	Business abroad.
●	Date and location of annual meeting.
●	Contributions to charity or for education.
●	All other items which are not expected to have a material adverse effect on the price of stock.
●	Increases in authorized shares, common or preferred.

Non-Routine Issues include:

●	Acquisitions, mergers, and spin-offs.
●	Significant changes in the Articles of Incorporation or By-Laws, such as anti-takeover provisions, poison pills, and rights issues.
●	Proxy fight or other control contest.
●	Remuneration of management, directors, and employees. Employee Stock Option Plans.
●	Cumulative voting issues.

●	Golden parachute plans or any unusual compensation benefits to be awarded contingent upon the merger or acquisition of the particular company.

In exercising his or her discretion, the IDX Advisors Operations Manager for each client account where shares are held may consider a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Operations Manager may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment.

Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Operations Manager to conclude that particular proposals present unacceptable investment risks and should not be supported. The Operations Manager also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

IDX Advisors may choose not to vote proxies in certain situations or for a Client. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets"). In addition, voting for certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote for certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. IDX Advisors typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If IDX Advisors does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Operations Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of IDX Advisors. If IDX Advisors determines that not voting a proxy for a security held in the Funds may be appropriate, IDX Advisors will follow the IDX Funds or ETF Opportunities Trust proxy voting policy.

IDX Advisors may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with people having an interest in the outcome of certain votes. For example, IDX Advisors or its affiliates may provide custody, investment management, and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, IDX Advisors may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. IDX Advisors may also be required to vote proxies for securities issued by its affiliates or on matters in which IDX Advisors has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund.

Whether a relationship creates a material conflict will depend on the facts and circumstances. For example, even if the above-listed people do not attempt to persuade IDX Advisors how to vote, the "value of the relationship" to IDX Advisors may create a material conflict. If there is a known or potential conflict, in voting client proxies IDX Advisors will disclose all such conflicts to its clients and obtain their consent before voting. It is the responsibility of the CCO to review any potential conflicts of interest regularly.

If it is determined that the conflict of interest is not material, IDX Advisors may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the client and IDX Advisors shall follow the instructions of the client or (ii) IDX Advisors shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the client.

IDX Advisors has implemented the following process to administer proxy voting on behalf of our Clients:

●	To avoid excessive storage space, IDX Advisors retains only one copy of each annual report and proxy statement received from the reporting companies. All others will not be retained.
●	All proxy ballots are collected and grouped with that company’s annual report and proxy statement.
●	Every proxy ballot is recorded via an Excel spreadsheet on the day of receipt by:
i.	Broker/dealer/custodian and account number
ii.	Date received in office of IDX Advisors
iii.	Stock symbol
iv.	Number of shares to be voted
v.	Voting deadline
vi.	Shareholder name – where possible
vii.	Proxy control number (on proxy statement)
●	Once the individual company’s proxies are received, that company is assigned to a designated Portfolio Manager.
●	For companies with 5000 shares/votes or more, the IDX Advisors Operations Manager for each client account where these shares are held will conduct an in-depth analysis of the entire proxy ballot and all corporate board proposals. This analysis will be conducted to avoid any actual or potential material conflicts of interest. If a conflict of interest is evident after in-depth analysis, Clients will be contacted prior to voting to discuss the exact nature of the conflict and to obtain consent prior to voting. The Operations Manager is responsible for maintaining evidence of client contact.
●	For companies with fewer than 5000 shares/votes, the Operations Manager votes in the manner that he/she believes is in the best interest of the shareholder(s)/client(s).
●	If for some reason, IDX Advisors determines that it is in the best interest of the client to refrain from voting (i.e., the expense of voting outweighs any benefit, etc.), then the Operations Manager maintains documentation to support the reasoning. The CCO is responsible for maintaining evidence of the supporting rational for abstaining and the client notification.

●	After making his/her decision, the Operations Manager then electronically votes each ballot.
●	After voting the proxy ballots, an electronic confirmation of the vote(s) cast is sent to the Managing Partner for his information and possibly comments.
●	All electronic confirmations are printed, matched, and attached (by group) with the actual proxy ballots (ballot groupings).
●	The reporting company’s annual report, proxy statement and ballot groupings are then preserved and maintained and available for retrieval if requested by any client/shareholder.
●	Votes on nonroutine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

IDX Advisors prepares and maintains the following records of its proxy voting:

●	The proxy voting policies and procedures;
●	Copies of proxy statements IDX Advisors received for client securities;
●	A record of each vote IDX Advisors cast on behalf of a client;
●	A copy of any document IDX Advisors created that was material to deciding on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
●	A copy of each written client request for information on how IDX Advisors voted proxies on behalf of the client, and a copy of any written response by IDX Advisors to any (written or oral) client request for that information on behalf of the requesting client.

Clients are informed how they may obtain these proxy voting policies and procedures through IDX Advisors’ Part 2A of Form ADV and in the Statement of Additional Information (“SAI”) and shareholder’s reports for Funds managed by IDX Advisors.

A report of proxies voted for the Funds(s) managed by IDX Advisors is made quarterly to the Funds' Board, noting any proxies that were voted in exception to the Proxy Guidelines. IDX Advisors’ proxy voting record will also be filed on Form N-PX. An annual record of all proxy votes cast for Funds managed by IDX Advisors during the most recent 12 months ended June 30 can be obtained, free of charge, on the SEC's website at ww.sec.gov.

EXHIBIT C

Nominating and Corporate Governance Committee Charter

ETF Opportunities Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of ETF Opportunities Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustees have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:         December 4, 2019

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE
COMMITTEE CHARTER

ETF OPPORTUNITIES TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(a)(2)	Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b)	By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a)(2) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Advisory Agreement between the Registrant and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(d)(2)	Sub-Advisory Agreement between Vident Investment Advisory, LLC and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(d)(3)	Amended Advisory Agreement between the Registrant and Formidable Asset Management, LLC on behalf of the Formidable ETF, the Formidable Dividend and Income ETF and the Formidable Fortress ETF (“Formidable ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(4)	Sub-Advisory Agreement between Toroso Investments, LLC and Formidable Asset Management, LLC on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(5)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(d)(6)	Sub-Advisory Agreement between Toroso Investments, LLC and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(7)	Advisory Agreement between the Registrant and Gea Sphere, LLC on behalf of the Alpha Dog ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(d)(8)	Sub-Advisory Agreement between Toroso Investments, LLC and Gea Sphere, LLC on behalf of the Alpha Dog ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(9)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(d)(10)	Sub-Advisory Agreement between Vident Investment Advisory LLC and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(d)(11)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(d)(12)	Sub-Advisory Agreement between Vident Investment Advisory LLC and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(d)(13)	Advisory Agreement between the Registrant and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(d)(14)	Sub-Advisory Agreement between Toroso Investments, LLC and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(15)	Amended and Restated Advisory Agreement between the Registrant and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 34 on Form N-1A filed on November 28, 2022.

(d)(16)	Sub-Advisory Agreement between Toroso Investments, LLC and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(17)	Advisory Agreement between the Registrant and Tuttle Capital Management LLC on behalf of T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF and T-Rex 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 97 on Form N-1A filed on October 6, 2023 .

(d)(18)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(d)(19)	Sub-Advisory Agreement between Laffer Tengler Investments, Inc. and Tuttle Capital Management, LLC on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(d)(20)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of REX IncomeMax AMD Strategy ETF, REX IncomeMax AMZN Strategy ETF, REX IncomeMax TSLA Strategy ETF, REX IncomeMax BIIB Strategy ETF, REX IncomeMax DIS Strategy ETF, REX IncomeMax EEM Strategy ETF, REX IncomeMax GDXJ Strategy ETF, REX IncomeMax GOOG Strategy ETF, REX IncomeMax META Strategy ETF, REX IncomeMax MSFT Strategy ETF, REX IncomeMax MSTR Strategy ETF, REX IncomeMax PYPL Strategy ETF, REX IncomeMax SLV Strategy ETF, REX IncomeMax SMH Strategy ETF, REX IncomeMax SNOW Strategy ETF, REX IncomeMax TLRY Strategy ETF, REX IncomeMax UNG Strategy ETF, REX IncomeMax USO Strategy ETF and REX IncomeMax V Strategy ETF (“REX ETFs”) and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(d)(21)	Sub-Advisory Agreement between Vident Advisory, LLC (d/b/a Vident Asset Management) and REX Advisers, LLC on behalf of the REX ETFs REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(d)(22)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Brendan Wood TopGun ETF, Tuttle Capital 2X Long AI ETF and the Tuttle Capital 2X Inverse AI ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(d)(23)

Sub-Advisory Agreement between Brendan Wood TopGun Partnerships Inc. and Tuttle Capital Management, LLC on behalf of the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(d)(24)	Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF – Filed Herewith.
(d)(25)	Sub-Advisory Agreement between Toroso Investments, LLC and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF – Filed Herewith.
(d)(26)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF (To Be Filed by Amendment).

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(2)	First Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF, the American Conservative Values Small-Cap ETF and the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(3)	Third Amendment to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(e)(4)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from Registrant’s Post-Effective No 30 on Form N-1A filed on September 1, 2022.

(e)(5)	Fourth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference from the Registrant’s Post-Effective No. 44 on Form N-1A filed on March 17, 2023.

(e)(6)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(e)(7)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital 2X Long AI ETF, the Tuttle Capital 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(e)(8)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF (To be Filed by Amendment).

(e)(9)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(f)	Not applicable.

(g)(1)	Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(2)

Amendment No. 1 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(3)	Amendment No. 4 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(4)	Amendment No. 5 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(5)	Amendment No. 6 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Alpha Dog ETF and Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(g)(6)	Amendment No. 7 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF and the UBC Algorithmic Fundamentals ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(g)(7)	Amendment No. 8 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(g)(8)

Amendment to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(g)(9)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(g)(10)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital 2X Long AI ETF, the Tuttle Capital 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(g)(11)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF (To be Filed by Amendment).

(h)(1)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(2)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed on October 12, 2021.

(h)(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 11 on Form N-1A filed on July 20, 2021.

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Alpha Dog ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(5)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(h)(7)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(8)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)(9)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF and T-Rex 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 97 on Form N-1A filed on October 6, 2023 .

(h)(10)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(h)(11)

Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX ETFs and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(h)(12)

Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Brendan Wood TopGun ETF, Tuttle Capital 2X Long AI ETF and the Tuttle Capital 2X Inverse AI ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(h)(13)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF – Filed Herewith.

(h)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF (To be Filed by Amendment).

(h)(15)	Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(16)	Amendment No. 4 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(17)	Amendment No. 6 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(h)(18)	Amendment No. 7 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Alpha Dog ETF and Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(h)(19)	Amendment No. 8 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(20)	Amendment No. 9 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)(21)	Amendment No. 10 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Trust is herein incorporated by reference from Registrant’s Post-Effective No. 33 on Form N-1A filed on November 28, 2022.

(h)(22)	Amendment No. 12 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(h)(23)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(h)(24)

Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital 2X Long AI ETF, the Tuttle Capital 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(h)(25)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF (To be Filed by Amendment).

(h)(26)	Fee Waiver Letter dated November 6, 2023 between Registrant and Tuttle Capital Management, LLC on behalf of the Brendan Wood TopGun ETF - Filed Herewith.

(i)(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(i)(2)	Consent of Legal Counsel for the American Conservative Values ETF and the American Conservative Values Small-Cap ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 23 on Form N-1A filed on November 29, 2021.

(i)(3)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(i)(4)	Consent of Legal Counsel for the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(i)(5)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(i)(6)	Consent of Legal Counsel for the Applied Finance Valuation Large Cap ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed on May 1, 2023.

(i)(7)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Alpha Dog ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed on October 12, 2021.

(i)(8)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 21 on Form N-1A filed on November 9, 2021.

(i)(9)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF) is herein incorporated by reference form the Registration’s Post-Effective Amendment No 28 on Form N-1A filed on June 7, 2022.

(i)(10)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the WealthTrust DBS Long Term Growth is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(i)(11)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(i)(12)	Opinion and Consent of Counsel regarding legality of securities registered with respect to the Tuttle Capital 2X DBMF ETF (To be Filed by Amendment).

(i)(13)	Opinion and Consent of Counsel regarding legality of securities registered with respect to Tuttle Capital 2X All Innovation ETF and Tuttle Capital 2X Inverse All Innovation ETF (To be Filed by Amendment).

(i)(14)	Opinion and Consent of Counsel regarding legality of shares registered with respect to T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF and T-Rex 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 97 on Form N-1A filed on October 6, 2023 .

(i)(15)	Opinion and Consent of Counsel regarding legality of shares registered with respect to LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(i)(16)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(i)(17)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(i)(18)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 106 on Form N-1A filed on October 31, 2023.

(i)(19)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(i)(20)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital 2X Long AI ETF and the Tuttle Capital 2X Inverse AI ETF (to be Filed by Amendment).
(i)(20)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF – Filed Herewith.

(i)(21)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF (To be Filed by Amendment).

(j)(1)	Consent of Independent Registered Public Accounting Firm on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from Registrant’s Post-Effective No 33 on Form N-1A filed on November 28, 2022.

(j)(2)	Consent of Independent Registered Public Accounting Firm on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(j)(3)	Consent of Independent Registered Public Accounting Firm on behalf of the Applied Finance Valuation Large Cap ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 48 on Form N-1A filed on May 1, 2023.

(j)(4)	Consent of Independent Registered Public Accounting Firm on behalf of the Cultivar ETF is herein incorporated by reference from Registrant’s Post-Effective No. 34 on Form N-1A filed on November 28, 2022.

(j)(5)	Consent of Independent Registered Public Accounting Firm on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from Registrant’s Post-Effective No. 36 on Form N-1A filed on November 28, 2022.

(j)(6)	Consent of Independent Registered Public Accounting Firm on behalf of the Alpha Dog ETF is herein incorporated by reference from Registrant’s Post-Effective No. 40 on Form N-1A filed on January 27, 2023.

(j)(7)	Consent of Independent Registered Public Accounting Firm on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(l)	Initial Capital Agreement is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1. Not Applicable.

(n)(1)	Rule 18f-3 Multi-Class Plan. Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(p)(2)	Code of Ethics for Ridgeline Research, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(p)(3)	Code of Ethics for Vident Asset Management is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 106 on Form N-1A filed on October 31, 2023.

(p)(4)	Code of Ethics for Formidable Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(p)(5)	Code of Ethics for Toroso Asset Management is herein incorporated by reference filed from the Registrant’s Post-Effective Amendment No. 27 on Form N-1A filed on April 29, 2022.

(p)(6)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(p)(7)	Code of Ethics for Gea Sphere, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(8)	Code of Ethics for Kingsbarn Capital Management, LLC is herein incorporated by reference filed from the Registrant’s Post-Effective Amendment No. 27 on Form N-1A filed on April 29, 2022.

(p)(9)	Code of Ethics for WealthTrust Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(10)	Code of Ethics for Cultivar Capital, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(11)	Code of Ethics for Tuttle Capital Management LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(p)(12)	Code of Ethics for Laffer Tengler Investments, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(p)(13)	Code of Ethics for REX Advisers, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(p)(14)	Code of Ethics for Brendan Wood TopGun Partnerships Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.
(p)(15)	Code of Ethics for IDX Advisors, LLC – Filed Herewith.

(q)	Power of Attorney for Mary Lou H. Ivey, David J. Urban and Theo H. Pitt, Jr. is herein incorporated by reference from the Registrant’s Post-Effective No. 44 on Form N-1A filed on March 17, 2023.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The description of the Investment Adviser is found under the caption “Management,” “The Investment Adviser” in the Prospectus and under the caption “Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Adviser may provide investment advisory services to persons or entities other than the Registrant.

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Multi-Manager Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Core Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	B.A.D. ETF, Series of Listed Funds Trust
23.	Bitwise Funds Trust
24.	Bluestone Community Development Fund
25.	BondBloxx ETF Trust
26.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
27.	Bridgeway Funds, Inc.
28.	Brinker Capital Destinations Trust
29.	Brookfield Real Assets Income Fund Inc.
30.	Build Funds Trust
31.	Calamos Convertible and High Income Fund
32.	Calamos Convertible Opportunities and Income Fund
33.	Calamos Dynamic Convertible and Income Fund
34.	Calamos ETF Trust
35.	Calamos Global Dynamic Income Fund
36.	Calamos Global Total Return Fund
37.	Calamos Strategic Total Return Fund
38.	Carlyle Tactical Private Credit Fund

39.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
40.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
42.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
43.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
44.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
45.	Center Coast Brookfield MLP & Energy Infrastructure Fund
46.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
47.	Clifford Capital International Value Fund, Series of World Funds Trust
48.	Clifford Capital Partners Fund, Series of World Funds Trust
49.	Cliffwater Corporate Lending Fund
50.	Cliffwater Enhanced Lending Fund
51.	Cohen & Steers Infrastructure Fund, Inc.
52.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
53.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
54.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
55.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
56.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
57.	Davis Fundamental ETF Trust
58.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
59.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
60.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
61.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
62.	Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions
63.	Defiance Quantum ETF, Series of ETF Series Solutions
64.	Direxion Funds
65.	Direxion Shares ETF Trust
66.	Dividend Performers ETF, Series of Listed Funds Trust
67.	Dodge & Cox Funds
68.	DoubleLine ETF Trust
69.	DoubleLine Income Solutions Fund
70.	DoubleLine Opportunistic Credit Fund
71.	DoubleLine Yield Opportunities Fund
72.	DriveWealth ETF Trust
73.	EIP Investment Trust
74.	Ellington Income Opportunities Fund
75.	ETF Managers Trust
76.	ETF Opportunities Trust
77.	Evanston Alternative Opportunities Fund
78.	Exchange Listed Funds Trust
79.	FlexShares Trust
80.	Forum Funds
81.	Forum Funds II
82.	Forum Real Estate Income Fund
83.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
84.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
85.	Guinness Atkinson Funds
86.	Harbor ETF Trust
87.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
90.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
91.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
92.	IDX Funds
93.	Innovator ETFs Trust
94.	Ironwood Institutional Multi-Strategy Fund LLC
95.	Ironwood Multi-Strategy Fund LLC
96.	John Hancock Exchange-Traded Fund Trust
97.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
102.	Manor Investment Funds
103.	Merk Stagflation ETF, Series of Listed Funds Trust
104.	Milliman Variable Insurance Trust
105.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
106.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
107.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
108.	Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust
109.	Morgan Stanley ETF Trust
110.	Morningstar Funds Trust
111.	Mutual of America Investment Corporation
112.	NEOS ETF Trust
113.	North Square Investments Trust
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	PMC Core Fixed Income Fund, Series of Trust for Professional Managers
129.	PMC Diversified Equity Fund, Series of Trust for Professional Managers
130.	Point Bridge America First ETF, Series of ETF Series Solutions
131.	Preferred-Plus ETF, Series of Listed Funds Trust
132.	Putnam ETF Trust
133.	Quaker Investment Trust
134.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
135.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
136.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
137.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
138.	Renaissance Capital Greenwich Funds
139.	Reynolds Funds, Inc.
140.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
141.	RiverNorth Patriot ETF, Series of Listed Funds Trust
142.	RMB Investors Trust
143.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
144.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
145.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
146.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
147.	Roundhill BIG Bank ETF, Series of Listed Funds Trust
148.	Roundhill BIG Tech ETF, Series of Listed Funds Trust
149.	Roundhill Cannabis ETF, Series of Listed Funds Trust
150.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
151.	Roundhill MEME ETF, Series of Listed Funds Trust
152.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
153.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
154.	Roundhill Video Games ETF, Series of Listed Funds Trust
155.	Rule One Fund, Series of World Funds Trust
156.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
157.	Six Circles Trust
158.	Sound Shore Fund, Inc.
159.	Sparrow Funds
160.	Spear Alpha ETF, Series of Listed Funds Trust

161.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
162.	STF Tactical Growth ETF, Series of Listed Funds Trust
163.	Strategic Trust
164.	Strategy Shares
165.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
166.	Syntax ETF Trust
167.	Tekla World Healthcare Fund
168.	Tema ETF Trust
169.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
170.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
171.	Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust
172.	The 2023 ETF Series Trust
173.	The Community Development Fund
174.	The Finite Solar Finance Fund
175.	The Private Shares Fund
176.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
177.	Third Avenue Trust
178.	Third Avenue Variable Series Trust
179.	Tidal ETF Trust
180.	Tidal Trust II
181.	TIFF Investment Program
182.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
183.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
184.	Timothy Plan International ETF, Series of The Timothy Plan
185.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
186.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
187.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
188.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
189.	Total Fund Solution
190.	Touchstone ETF Trust
191.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
192.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
202.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
203.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
204.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
205.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
206.	U.S. Global Investors Funds
207.	Union Street Partners Value Fund, Series of World Funds Trust
208.	Variant Alternative Income Fund
209.	Variant Impact Fund
210.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
211.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
212.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
213.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
215.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
216.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
217.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
220.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
221.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

222.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
223.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
225.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
226.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
229.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
230.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
232.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
233.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
234.	Volatility Shares Trust
235.	West Loop Realty Fund, Series of Investment Managers Series Trust
236.	Wilshire Mutual Funds, Inc.
237.	Wilshire Variable Insurance Trust

238.	WisdomTree Digital Trust

239.	WisdomTree Trust

240.	WST Investment Trust

241.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser

Ridgeline Research LLC, 14961 Finegan Farm Drive, Darnestown, Maryland 20874 (records relating to its function as investment adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF).

b)	Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009 (records relating to its function as sub-adviser to the American Conservative Values ETF, the American Conservative Values Small-Cap ETF, the Kingsbarn Tactical Bond ETF, the Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF), the REX ETFs, and the REX FANG & Innovation Equity Premium Income ETF).

c)	Adviser	Formidable Asset Management, LLC, 221 East fourth Street, Suite 2700, Cincinnati, Ohio 45202 (records relating to its function as investment adviser to the Formidable ETFs).
d)	Sub-Adviser

Toroso Investments, LLC, 898 N. Broadway, Suite 2, Massapequa, New York 11758 (records relating to its function as sub-adviser to the Formidable ETFs, the Applied Finance Valuation Large Cap ETF, Alpha Dog ETF, WealthTrust DBS Long Term Growth ETF, Cultivar ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF).

e)	Adviser	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as adviser to the Applied Finance Valuation Large Cap ETF).
f)	Adviser	Gea Sphere, LLC, 55 Mystery Farm Road, Cranston, Rhode Island, 02921 (records relating to its function as adviser to the Alpha Dog ETF).
g)	Adviser

Kingsbarn Capital Management, LLC, 1645 Village Center Circle, Suite 200, Las Vegas, Nevada 89134 (records relating to its function as adviser to the Kingsbarn Tactical Bond ETF and Kingsbarn Dividend Opportunity ETF (f/k/a Kingsbarn Tactical Inflation ETF)).

h)	Adviser	WealthTrust Asset Management, LLC, 4458 Legendary Drive, Suite 140, Destin, Florida 32541 (records relating to its function as adviser to the WealthTrust DBS Long Term Growth ETF).
i)	Adviser	Cultivar Capital, Inc., 421 E. Hickory Street, Suite 103, Denton, Texas 76201 (records relating to its function as adviser to the Cultivar ETF).
j)	Adviser

Tuttle Capital Management LLC, 155 Lockwood Rd., Riverside CT 06878 (records relating to its function as adviser to the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, T-Rex 2X Inverse NVIDIA Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Long Tesla Daily Target ETF, LAFFER|TENGLER Equity Income ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Brendan Wood TopGun ETF, T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF).

k)	Sub-Adviser	Laffer Tengler Investments, Inc., 103 Murphy Court, Nashville, TN 37203 (records relating to its function as sub-adviser to the LAFFER|TENGLER Equity Income ETF).
l)	Adviser	REX Advisers, LLC, 1241 Post Road, Second Floor, Fairfield, Connecticut 06824 (records relating to its function as adviser to the REX ETFs and REX FANG & Innovation Equity Premium Income ETF).
m)	Sub-Adviser	Brendan Wood TopGun Partnerships Inc., 15 Prince Arthur Avenue, Toronto, Ontario, Canada M5R 1B2 (records relating to its function as adviser to the Brendan Wood TopGun ETF).
n)	Adviser	IDX Advisors, LLC, 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016 (records relating to its function as adviser to the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF).

o)	Custodian, Transfer Agency	Citibank, N.A., 390 Greenwich Street, 6th Floor, New York, New York 10013.
p)	Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

q)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.
r)	Fund Accountant	Citi Fund Services Ohio, Inc., located at 4400 Easton Commons, Suite 200, Columbus, Ohio, 43219.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 109 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 7th day of November, 2023.

ETF OPPORTUNITIES TRUST

By: /s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	November 7, 2023

*Mary Lou H. Ivey	Trustee	November 7, 2023

*Theo H. Pitt, Jr.	Trustee	November 7, 2023

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	November 7, 2023
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	November 7, 2023
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(d)(24)	Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF

(d)(25)	Sub-Advisory Agreement between Toroso Investments, LLC and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF

(h)(13)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF

(h)(26)	Fee Waiver Letter dated November 6, 2023 between Registrant and Tuttle Capital Management, LLC on behalf of the Brendan Wood TopGun ETF

(i)(20)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF

(p)(15)	Code of Ethics for IDX Advisors, LLC